FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs
Investment in the Investee A
RMB’000

Fair value at January 1, 2012	—
Investment during 2012	1,259
Changes in fair value	457
Transfers in and/or out of Level 3	—
Fair value at December 31, 2012	1,716
Changes in fair value*	(1,716)
Transfers in and/or out of Level 3
Fair value at December 31, 2013	—
Fair value at December 31, 2013 (US$’000)	—

*                                        The Company has written off the investment in Investee A, given the decline in value is other-than-temporary.

Investment in the Investee B
RMB’000

Fair value at January 1, 2013	—
Investment during 2013	12,240
Changes in fair value	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2013	12,240
Fair value at December 31, 2013 (US$’000)	2,022